Property and equipment, net (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Property and equipment, net
Property and equipment, gross	¥ 1,206,823		¥ 614,319		$ 165,334
Less: accumulated depreciation	(625,973)		(454,016)		(85,758)
Property and equipment, net	580,850		160,303		79,576
Depreciation expenses	171,957	$ 23,558	188,276	¥ 273,796
Motor vehicle
Property and equipment, net
Property and equipment, gross	917,135		360,000		125,647
Office equipment
Property and equipment, net
Property and equipment, gross	¥ 289,688		¥ 254,319		$ 39,687